UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10041

JNL Investors Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing Address)

Daniel W. Koors

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting period: January 1, 2018 – June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

SEMI-ANNUAL REPORT (UNAUDITED)

June 30, 2018

• JNL® Investors Series Trust

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL/PPM America Low Duration Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 31.3%
American Express Credit Account Master Trust
Series 2013-A-1, 2.49%, (1M US LIBOR + 0.42%), 07/16/18 (a)	470	470
Series 2013-B-2, 2.77%, (1M US LIBOR + 0.70%), 10/15/18 (a)	4,100	4,106
Series 2014-A-1, 2.44%, (1M US LIBOR + 0.37%), 05/15/19 (a)	1,000	1,003
Series 2014-B-1, 2.57%, (1M US LIBOR + 0.50%), 05/15/19 (a)	1,214	1,217
Series 2017-A-1, 1.93%, 02/18/20	3,000	2,955
Series 2017-B-1, 2.10%, 02/18/20	1,414	1,395
AmeriCredit Automobile Receivables Trust
Series 2015-B-3, 2.08%, 09/08/18	268	268
Series 2014-C-4, 2.47%, 09/10/18	1,716	1,715
Series 2014-C-2, 2.18%, 06/08/20	530	530
Series 2015-B-2, 1.82%, 07/08/20	3,663	3,660
Series 2015-C-1, 2.51%, 01/08/21	1,075	1,074
Series 2016-B-1, 2.30%, 03/08/21	1,500	1,495
Series 2014-C-3, REMIC, 2.58%, 08/08/18	320	320
Apidos CLO XI
Series 2012-AR-11A, 3.79%, (3M US LIBOR + 1.44%), 01/17/23 (a) (b)	500	501
Ascentium Equipment Receivables LLC
Series 2015-B-2A, 2.62%, 12/10/19 (b)	1,702	1,702
Ascentium Equipment Receivables Trust
Series 2016-A2-2A, 1.46%, 10/10/18 (b)	252	252
Series 2017-A2-1A, 1.87%, 07/10/19 (b)	465	464
Series 2016-A3-2A, 1.65%, 11/11/19 (b)	937	931
Series 2017-A2-2A, 2.00%, 05/11/20 (b)	716	712
Series 2018-A2-1A, 2.92%, 12/10/20 (b)	933	932
Series 2017-A3-1A, 2.29%, 06/10/21 (b)	1,096	1,085
Series 2017-A3-2A, 2.31%, 12/10/21 (b)	4,113	4,041
Series 2017-B-2A, 2.66%, 04/11/22 (c) (d)	800	784
Series 2016-A3-1A, REMIC, 1.92%, 12/10/19 (b)	217	217
Aventura Mall Trust
Series 2013-A-AVM, REMIC, 3.87%, 12/05/20 (a) (b)	2,337	2,378
Bank of The West Auto Trust
Series 2017-A2-1, 1.78%, 02/15/21 (b)	1,801	1,792
Series 2017-A3-1, 2.11%, 01/15/23 (b)	2,228	2,189
BBCMS Trust
Series 2013-A2-TYSN, REMIC, 3.76%, 09/05/20 (b)	536	543
BCC Funding XIII LLC
Series 2016-B-1, 2.73%, 04/20/20 (b)	562	557
BCC Funding XIV LLC
Series 2018-A2-1A, 2.96%, 06/20/23 (b) (e)	1,592	1,586
BMW Floorplan Master Owner Trust
Series 2018-A1-1, 3.15%, 05/17/21 (c) (d)	1,724	1,726
California Republic Auto Receivables Trust
Series 2014-A4-2, 1.57%, 08/15/18	152	152
Series 2014-A4-3, 1.79%, 10/15/18	226	226
Series 2016-A3-1, 1.89%, 10/15/18	551	551
Series 2016-A3-2, 1.56%, 01/15/19	1,046	1,044
Series 2017-A3-1, 1.90%, 09/16/19	2,477	2,466
Carlyle Global Market Strategies CLO Ltd.
Series 2013-A1RR-4A, 2.72%, (3M US LIBOR + 1.00%), 01/15/31 (a) (b)	2,000	1,993
CarMax Auto Owner Trust
Series 2017-A3-3, 1.97%, 04/15/22	1,610	1,586
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21 (b)	1,931	1,921
Series 2016-A2-1, 1.69%, 09/14/22 (b)	1,125	1,120
Series 2015-A3-1, 1.92%, 01/17/23 (b)	4,598	4,588
Chesapeake Funding II LLC
Series 2017-A1-3A, 1.91%, 01/15/21 (b)	2,531	2,500
Chrysler Capital Auto Receivables Trust
Series 2015-A4-AA, 1.55%, 02/18/20 (b)	68	68
Series 2016-A3-BA, 1.64%, 07/15/21 (b)	2,202	2,189
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23 (b)	780	775
	Shares/Par[1]	Value ($)
Citigroup Commercial Mortgage Trust
Series 2014-AAB-GC19, REMIC, 3.55%, 11/10/23	1,000	1,011
CNH Equipment Trust
Series 2017-A2B-B, 2.21%, (1M US LIBOR + 0.14%), 11/16/20 (a)	271	271
COLT Funding LLC
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (a) (b)	458	455
COLT Mortgage Loan Trust
Series 2017-A1-1, 2.61%, 05/27/47 (a) (b)	786	764
Series 2016-A1-2, REMIC, 2.75%, 09/25/46 (a) (b)	279	273
Series 2016-A1-3, REMIC, 2.80%, 12/26/46 (a) (b)	671	652
Series 2017-A1A-2, REMIC, 2.41%, 10/25/47 (a) (b)	1,374	1,350
COMM Mortgage Trust
Series 2014-ASB-UBS6, REMIC, 3.39%, 08/10/24	207	208
Commercial Mortgage Trust
Series 2014-A1-CR21, REMIC, 1.49%, 08/10/19	218	216
CSMC Trust
Series 2017-A3-HL2, 3.50%, 10/25/47 (a) (b)	1,744	1,714
Series 2017-A3-HL1, REMIC, 3.50%, 06/25/47 (a) (b)	1,923	1,907
DBUBS Mortgage Trust
Series 2011-A3-LC1A, REMIC, 5.00%, 01/10/21 (b)	1,275	1,313
Dell Equipment Finance Trust
Series 2016-B-1, 2.03%, 01/22/19 (b)	508	507
Series 2017-A2-1, 1.86%, 06/24/19 (b)	1,533	1,530
Series 2017-A2B-2, 2.38%, (1M US LIBOR + 0.30%), 02/24/20 (a) (b)	1,538	1,538
Series 2018-A2A-1, 2.97%, 10/22/20 (c) (d)	1,372	1,372
Series 2017-A3-1, 2.14%, 04/22/22 (b)	4,317	4,296
Series 2017-A3-2, 2.19%, 10/24/22 (b)	1,125	1,112
Series 2018-A3-1, 3.18%, 06/22/23 (c) (d)	713	713
Engs Commercial Finance Trust
Series 2018-A1-1A, 2.97%, 02/22/21 (b)	546	545
Federated Mortgage Fund Mortgage Trust
Series 2011-B-K12, REMIC, 4.49%, 12/25/20 (a) (b)	2,210	2,239
Fifth Third Auto Trust
Series 2017-A3-1, 1.80%, 02/15/22	2,172	2,142
First Investors Auto Owner Trust
Series 2014-B-3A, 2.39%, 07/16/18 (b)	487	487
Series 2016-A1-2A, 1.53%, 10/15/18 (b)	343	342
Series 2015-A2-2A, 2.28%, 10/15/18 (b)	6,193	6,187
Series 2016-A2-1A, 2.26%, 02/15/19 (b)	1,238	1,236
Ford Credit Auto Lease Trust
Series 2018-A3-A, 2.93%, 06/15/20	4,000	3,996
Ford Credit Auto Owner Trust
Series 2014-B-B, 1.72%, 09/15/19	712	711
Series 2014-C-B, 1.95%, 02/15/20	1,549	1,549
Series 2014-B-C, 1.97%, 04/15/20	553	551
Series 2015-B-A, 2.03%, 08/15/20	770	767
Series 2015-C-A, 2.20%, 11/15/20	3,000	2,983
Ford Credit Floorplan Master Owner Trust
Series 2016-A-4, 2.60%, (1M US LIBOR + 0.53%), 07/15/18 (a)	1,000	1,000
Series 2015-A2-4, 2.67%, (1M US LIBOR + 0.60%), 08/15/18 (a)	1,120	1,121
Series 2016-A1-1, 1.76%, 02/15/19	110	109
Series 2016-A1-3, 1.55%, 07/15/19	1,515	1,496
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 07/15/33 (b)	1,109	1,098
GM Financial Automobile Leasing Trust
Series 2017-A3-3, 2.01%, 11/20/20	1,670	1,650
GM Financial Consumer Automobile Receivables Trust
Series 2017-A3-3A, 1.97%, 05/16/22 (b)	2,170	2,136
GMF Floorplan Owner Revolving Trust
Series 2017-A1-1, 2.22%, 01/15/20 (c) (d)	2,860	2,829
Series 2016-A1-1, 1.96%, 05/17/21 (b)	4,018	3,991

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
GreatAmerica Leasing Receivables Funding LLC
Series 2017-A2-1, 1.72%, 04/22/19 (b)	286	286
Series 2018-A2-1, 2.35%, 05/15/20 (c) (d)	100	100
Series 2017-A3-1, 2.06%, 06/22/20 (b)	1,071	1,064
Series 2018-A3-1, 2.60%, 06/15/21 (b)	611	606
Series 2015-A4-1, 2.02%, 06/21/21 (b)	326	325
Series 2015-B-1, 2.39%, 06/21/21 (c) (d)	450	449
Series 2018-A4-1, 2.83%, 06/17/24 (b)	404	400
GS Mortgage Securities Trust
Series 2011-A4-GC3, REMIC, 4.75%, 01/10/21 (b)	1,195	1,237
Series 2012-A-ALOH, REMIC, 3.55%, 04/10/22 (b)	3,377	3,401
Harley-Davidson Motorcycle Trust
Series 2015-A3-1, 1.41%, 06/15/20	726	725
Hilton Grand Vacations Trust
Series 2014-A-AA, 1.77%, 11/25/26 (b)	644	633
Series 2017-A-AA, 2.66%, 12/27/28 (b)	3,849	3,778
Huntington Auto Trust
Series 2016-A3-1, 1.59%, 08/15/19	2,208	2,196
Series 2015-A3-1, 1.24%, 09/16/19	16	16
Hyundai Auto Receivables Trust
Series 2014-B-B, 1.72%, 11/15/19	298	298
Series 2014-C-B, 2.10%, 11/15/19	254	254
Series 2015-B-B, 2.01%, 06/15/21	1,180	1,173
John Deere Owner Trust
Series 2016-A3-B, 1.25%, 07/15/19	205	203
JPMorgan Mortgage Trust
Series 2018-1A4-6, 3.50%, 12/25/48 (a) (c) (d)	728	723
Series 2015-A5-6, REMIC, 3.50%, 08/25/22 (a) (b)	1,625	1,611
Series 2014-A1-5, REMIC, 3.00%, 10/25/26 (a) (b)	1,179	1,164
Series 2016-A1-2, REMIC, 2.71%, 06/25/46 (a) (b)	2,359	2,329
Series 2016-2A1-3, REMIC, 3.00%, 10/25/46 (a) (b)	1,512	1,488
Series 2017-A6-4, REMIC, 3.00%, 11/25/47 (a) (b)	1,293	1,277
Series 2017-A6-6, REMIC, 3.00%, 01/25/48 (a) (b)	1,399	1,382
Kubota Credit Owner Trust
Series 2017-A2-1A, 1.66%, 08/15/19 (b)	466	464
Series 2016-A3-1A, 1.50%, 07/15/20 (b)	4,830	4,789
Series 2017-A3-1A, 1.88%, 12/15/20 (b)	3,050	2,992
Series 2018-A2-1A, 2.80%, 02/16/21 (b)	1,615	1,614
Series 2015-A4-1A, REMIC, 1.79%, 08/16/21 (b)	216	216
Merrill Lynch Mortgage Investors Trust
Series 2003-A1-E, REMIC, 2.71%, (1M US LIBOR + 0.62%), 10/25/28 (a)	1,024	1,014
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-ASB-C15, REMIC, 3.65%, 12/15/23	803	815
Morgan Stanley Capital Barclays Bank Trust
Series 2016-B-MART, REMIC, 2.48%, 09/13/21 (b)	3,000	2,900
MVW Owner Trust
Series 2013-A-1A, 2.15%, 04/22/30 (b)	66	65
Series 2017-A-1A, 2.42%, 12/20/34 (b)	1,597	1,556
Series 2018-A-1A, 3.45%, 01/21/36 (c) (d) (f)	3,000	2,999
Navitas Equipment Receivables LLC
Series 2016-A2-1, 2.20%, 06/15/21 (b)	96	96
Orange Lake Timeshare Trust
Series 2018-A-A, 3.10%, 11/08/30 (b)	3,318	3,292
Prestige Auto Receivables Trust
Series 2016-A2-2A, 1.46%, 09/17/18 (b)	282	281
Series 2017-A2-1A, 1.80%, 03/15/19 (b)	2,988	2,979
Santander Retail Auto Lease Trust
Series 2018-A2A-A, REMIC, 2.71%, 01/20/20 (b)	3,000	2,996
Sequoia Mortgage Trust
Series 2016-A10-3, REMIC, 3.50%, 12/25/24 (b)	798	786
Series 2017-A4-3, REMIC, 3.50%, 04/25/47 (a) (b)	1,482	1,466
Shellpoint Co-Originator Trust
Series 2017-A4-1, 3.50%, 04/25/44 (a) (b)	2,235	2,211
Series 2016-1A10-1, REMIC, 3.50%, 11/25/46 (a) (b)	1,546	1,530
	Shares/Par[1]	Value ($)
Sierra Receivables Funding Co. LLC
Series 2015-A-1A, 2.40%, 03/20/32 (b)	139	137
Sierra Timeshare Receivables Funding LLC
Series 2013-A-3A, 2.20%, 05/20/21 (b)	498	497
Series 2014-A-3A, 2.30%, 10/20/31 (b)	538	535
Series 2016-A-1A, 3.08%, 03/21/33 (b)	535	534
Sound Point CLO II Ltd.
Series 2013-A1R-1A, 3.43%, (3M US LIBOR + 1.07%), 01/26/31 (a) (b)	1,500	1,493
SunTrust Auto Receivables Trust
Series 2015-A4-1A, 1.78%, 05/15/19 (b)	774	771
Voya CLO Ltd.
Series 2013-A1R-2A, 3.31%, (3M US LIBOR + 0.97%), 04/25/31 (a) (b)	985	982
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-2A4-AR10, REMIC, 3.91%, 06/25/35 (a)	278	284
Westlake Automobile Receivables Trust
Series 2016-A2-3A, 1.42%, 10/15/19 (b)	118	117
Series 2018-A2A-2A, 2.84%, 09/15/21 (c) (d)	2,263	2,262
World Omni Auto Receivables Trust
Series 2017-A2B-A, 2.21%, (1M US LIBOR + 0.14%), 02/15/19 (a)	2,781	2,781
World Omni Automobile Lease Securitization Trust
Series 2017-A2-A, 1.68%, 12/16/19	1,591	1,586
Total Non-U.S. Government Agency Asset-Backed Securities (cost $199,869)		198,304
CORPORATE BONDS AND NOTES 50.2%
Consumer Discretionary 1.6%
Charter Communications Operating LLC
3.58%, 07/23/20	2,000	1,999
Dollar Tree Inc.
3.06%, (3M US LIBOR + 0.70%), 04/17/20 (a)	3,000	3,006
Newell Rubbermaid Inc.
3.85%, 04/01/23 (g)	1,000	983
Time Warner Cable Inc.
6.75%, 07/01/18	1,000	1,000
8.75%, 02/14/19	3,000	3,100
		10,088
Consumer Staples 3.0%
BAT Capital Corp.
2.30%, 08/14/20 (b)	6,000	5,870
Kraft Heinz Foods Co.
2.00%, 07/02/18	1,834	1,834
Maple Escrow Subsidiary Inc.
4.06%, 05/25/23 (c) (d)	6,300	6,321
Philip Morris International Inc.
2.00%, 02/21/20	2,000	1,968
Walmart Inc.
3.13%, 06/23/21	3,000	3,010
		19,003
Energy 2.8%
Anadarko Petroleum Corp.
6.95%, 06/15/19	1,389	1,437
Andeavor Logistics LP
3.50%, 12/01/22	1,095	1,069
Energy Transfer Partners LP
6.70%, 07/01/18	2,675	2,675
EQT Midstream Partners LP
4.75%, 07/15/23	4,500	4,495
Phillips 66
3.10%, (3M US LIBOR + 0.75%), 04/15/20 (a) (b)	1,419	1,429
Regency Energy Partners LP
5.88%, 03/01/22	1,000	1,056
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (h)	2,000	2,092
5.63%, 04/15/23	2,000	2,119
Sunoco Logistics Partners Operations LP
5.50%, 02/15/20	1,500	1,545
		17,917
Financials 29.4%
ABN AMRO Bank NV
2.45%, 06/04/20 (b)	500	492
2.65%, 01/19/21 (b)	3,000	2,947

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
AerCap Ireland Capital Ltd.
3.75%, 05/15/19	2,000	2,012
3.50%, 05/26/22	1,250	1,222
3.30%, 01/23/23	1,500	1,443
Ally Financial Inc.
4.75%, 09/10/18	1,500	1,503
American International Group Inc.
3.30%, 03/01/21	235	235
Anheuser-Busch InBev Finance Inc.
3.30%, 02/01/23	3,000	2,968
ANZ New Zealand International Ltd.
2.75%, 01/22/21 (b)	2,000	1,964
Athene Global Funding
3.00%, 07/01/22 (b)	2,000	1,936
Bank of America Corp.
5.49%, 03/15/19	3,795	3,862
3.02%, (3M US LIBOR + 0.66%), 07/21/21 (a)	2,000	2,008
2.50%, 10/21/22	1,104	1,056
3.55%, 03/05/24	942	930
Bank of Montreal
3.11%, (3M US LIBOR + 0.79%), 08/27/21 (a)	4,000	4,041
Bank of Nova Scotia
3.18%, (3M US LIBOR + 0.83%), 01/15/19 (a)	635	637
Barclays Plc
3.25%, 01/12/21	2,250	2,216
4.34%, 05/16/24 (a) (i)	2,100	2,073
Bayer US Finance II LLC
3.88%, 12/15/23 (c) (d)	1,875	1,870
BB&T Corp.
2.15%, 02/01/21	3,000	2,922
BNP Paribas SA
3.50%, 03/01/23 (b)	2,528	2,457
BNZ International Funding Ltd.
2.40%, 02/21/20 (b)	3,000	2,957
Boral Finance Pty Ltd.
3.00%, 11/01/22 (b)	880	849
Capital One Bank USA NA
2.15%, 11/21/18	1,075	1,073
Capital One Financial Corp.
3.20%, 01/30/23	1,500	1,455
Capital One NA
2.35%, 01/31/20	1,550	1,528
CIT Group Inc.
4.13%, 03/09/21	2,572	2,563
Citibank NA
2.13%, 10/20/20	3,000	2,923
Citigroup Inc.
3.25%, (3M US LIBOR + 0.93%), 06/07/19 (a)	2,000	2,012
3.14%, 01/24/23	2,460	2,410
3.35%, (3M US LIBOR + 1.02%), 06/01/24 (a)	2,038	2,041
Citizens Bank NA
2.30%, 12/03/18	4,000	3,994
CNH Industrial Capital LLC
4.88%, 04/01/21	2,300	2,361
3.88%, 10/15/21	2,000	1,984
Compass Bank
2.88%, 06/29/22	1,000	965
Credit Agricole SA
2.75%, 06/10/20 (b)	2,000	1,976
3.30%, (3M US LIBOR + 0.97%), 06/10/20 (a) (b)	3,000	3,033
Credit Suisse Group AG
3.57%, 01/09/23 (c) (d)	1,500	1,468
4.21%, 06/12/24 (c) (d)	1,258	1,257
Daimler Finance North America LLC
2.30%, 01/06/20 (b)	1,500	1,479
Diamond 1 Finance Corp.
4.42%, 06/15/21 (b)	3,250	3,294
5.45%, 06/15/23 (b)	1,500	1,570
Discover Bank
3.35%, 02/06/23	3,150	3,069
Ford Motor Credit Co. LLC
2.68%, 01/09/20	1,550	1,537
2.46%, 03/27/20	1,500	1,476
3.20%, 01/15/21	2,500	2,470
	Shares/Par[1]	Value ($)
General Electric Capital Corp.
2.20%, 01/09/20	3,000	2,964
General Motors Financial Co. Inc.
2.65%, 04/13/20	1,000	988
3.70%, 05/09/23	1,000	981
Glencore Funding LLC
3.71%, (3M US LIBOR + 1.36%), 01/15/19 (a) (c) (d)	550	552
3.00%, 10/27/22 (b)	1,821	1,746
Goldman Sachs Group Inc.
5.38%, (callable at 100 beginning 05/10/20) (j)	2,900	2,942
2.35%, 11/15/21	668	642
3.00%, 04/26/22	2,638	2,578
3.20%, 02/23/23	1,500	1,461
2.91%, 07/24/23	1,362	1,312
HSBC Holdings Plc
3.26%, 03/13/23 (a)	2,143	2,098
3.95%, 05/18/24	1,500	1,495
John Deere Capital Corp.
2.56%, 01/07/20 (a)	2,500	2,500
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (j)	1,500	1,529
2.75%, 06/23/20	2,000	1,983
2.88%, (3M US LIBOR + 0.55%), 03/09/21 (a)	3,000	3,009
2.30%, 08/15/21	3,000	2,897
2.94%, (3M US LIBOR + 0.61%), 06/18/22 (a)	2,000	2,000
Lloyds Bank Plc
6.50%, 09/14/20 (b)	3,070	3,242
Manufacturers & Traders Trust Co.
2.63%, 01/25/21	2,000	1,969
Morgan Stanley
3.87%, (3M US LIBOR + 1.50%), 11/09/18 (a)	930	934
3.21%, (3M US LIBOR + 0.85%), 01/24/19 (a)	1,500	1,506
2.38%, 07/23/19	3,721	3,698
5.63%, 09/23/19	3,000	3,092
3.13%, 01/23/23	2,000	1,950
National Australia Bank Ltd.
2.84%, (3M US LIBOR + 0.51%), 05/22/20 (a) (c) (d)	3,000	3,009
National City Bank of Indiana
4.25%, 07/01/18	5,500	5,500
Reckitt Benckiser Treasury Services Plc
2.38%, 06/24/22 (b)	6,000	5,730
Royal Bank of Scotland Group Plc
3.50%, 05/15/23 (a)	1,500	1,452
Santander UK Plc
3.18%, (3M US LIBOR + 0.85%), 08/24/18 (a)	840	841
Sumitomo Mitsui Banking Corp.
2.51%, 01/17/20	2,000	1,979
Toronto-Dominion Bank
2.76%, (3M US LIBOR + 0.43%), 06/11/21 (a)	3,000	3,003
UBS AG
2.45%, 12/01/20 (b)	3,636	3,556
USAA Capital Corp.
2.13%, 06/03/19 (b)	5,000	4,969
WEA Finance LLC
2.70%, 09/17/19 (b)	3,420	3,404
3.15%, 04/05/22 (c) (d)	2,345	2,301
Wells Fargo & Co.
3.29%, (3M US LIBOR + 0.93%), 02/11/22 (a)	3,000	3,028
2.63%, 07/22/22	1,500	1,443
Westpac Banking Corp.
2.75%, 01/11/23	2,000	1,906
3.65%, 05/15/23	2,000	1,999
		186,726
Health Care 3.7%
Abbott Laboratories
2.35%, 11/22/19	552	549
Actavis Funding SCS
3.00%, 03/12/20	2,000	1,991
3.45%, 03/15/22	2,000	1,966
Becton Dickinson & Co.
2.40%, 06/05/20	2,000	1,963
2.89%, 06/06/22	2,000	1,933

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
CVS Health Corp.
3.50%, 07/20/22	1,000	992
3.70%, 03/09/23	4,000	3,958
Express Scripts Holding Co.
3.07%, (3M US LIBOR + 0.75%), 11/30/20 (a)	4,000	4,007
HCA Inc.
3.75%, 03/15/19	2,000	2,005
Mylan Inc.
3.13%, 01/15/23 (b)	2,000	1,915
Mylan NV
2.50%, 06/07/19	703	700
Perrigo Finance Plc
3.50%, 12/15/21	1,500	1,484
		23,463
Industrials 2.3%
Aircastle Ltd.
4.63%, 12/15/18	3,500	3,518
6.25%, 12/01/19	2,000	2,064
Equifax Inc.
3.60%, 08/15/21	3,000	2,993
International Lease Finance Corp.
7.13%, 09/01/18 (b)	2,250	2,262
4.63%, 04/15/21	1,000	1,020
Penske Truck Leasing Co. LP
2.50%, 06/15/19 (b)	2,000	1,990
Ryder System Inc.
2.50%, 05/11/20	515	508
		14,355
Information Technology 0.5%
Broadcom Corp.
2.65%, 01/15/23	2,000	1,886
NetApp Inc.
2.00%, 09/27/19	1,304	1,286
		3,172
Materials 1.3%
Anglo American Capital Plc
4.13%, 04/15/21 (b)	2,000	2,018
Freeport-McMoRan Inc.
4.00%, 11/14/21	1,690	1,652
3.55%, 03/01/22	1,000	950
LyondellBasell Industries NV
5.00%, 04/15/19	731	738
Syngenta Finance NV
3.70%, 04/24/20 (b)	3,000	3,001
		8,359
Real Estate 3.3%
AvalonBay Communities Inc.
3.63%, 10/01/20	1,250	1,261
Boston Properties LP
5.88%, 10/15/19	1,075	1,107
Crown Castle International Corp.
3.40%, 02/15/21	1,000	999
3.15%, 07/15/23	2,000	1,911
Equity Commonwealth
5.88%, 09/15/20	2,480	2,556
Hospitality Properties Trust
4.25%, 02/15/21	3,059	3,079
Kimco Realty Corp.
3.20%, 05/01/21	2,000	1,984
Liberty Property LP
4.75%, 10/01/20	500	514
Post Apartment Homes LP
3.38%, 12/01/22	2,533	2,501
Prologis International Funding II
4.88%, 02/15/20 (b)	3,900	3,995
Retail Opportunity Investments Corp.
5.00%, 12/15/23	700	703
		20,610
Telecommunication Services 1.4%
AT&T Inc.
3.30%, (3M US LIBOR + 0.95%), 07/15/21 (a)	5,000	5,045
	Shares/Par[1]	Value ($)
Vodafone Group Plc
3.75%, 01/16/24	4,000	3,958
		9,003
Utilities 0.9%
AES Corp.
4.00%, 03/15/21	2,582	2,572
Exelon Corp.
2.85%, 06/15/20	1,395	1,384
Exelon Generation Co. LLC
2.95%, 01/15/20	767	764
Southern California Edison Co.
1.85%, 02/01/22	1,203	1,191
		5,911
Total Corporate Bonds And Notes (cost $321,376)		318,607
GOVERNMENT AND AGENCY OBLIGATIONS 17.5%
Collateralized Mortgage Obligations 1.2%
Federal Home Loan Mortgage Corp.
Series BP-3738, REMIC, 4.00%, 12/15/38	49	50
Series KN-3763, REMIC, 3.00%, 02/15/39	551	550
Series AB-3967, REMIC, 2.00%, 03/15/41	398	382
Series AD-4032, REMIC, 2.00%, 10/15/41	412	392
Series KA-4628, REMIC, 3.00%, 01/15/55	2,951	2,899
Federal National Mortgage Association
Series 2011-BD-100, REMIC, 2.50%, 01/25/41	174	171
Series 2012-MB-75, REMIC, 2.00%, 03/25/42	350	336
Series 2012-MA-26, REMIC, 3.50%, 03/25/42	367	368
Series 2012-MA-91, REMIC, 2.00%, 04/25/42	349	332
Series 2018-H-30, REMIC, 3.50%, 06/25/43	1,962	1,970
Government National Mortgage Association
Series 2009-NA-126, REMIC, 4.50%, 11/20/39	503	522
		7,972
Mortgage-Backed Securities 0.1%
Government National Mortgage Association
4.50%, 03/20/41	372	391
Sovereign 0.4%
Kreditanstalt fur Wiederaufbau
2.63%, 04/12/21 (k)	2,500	2,488
U.S. Government Agency Obligations 5.4%
Federal Farm Credit Bank
2.54%, 04/05/21 (l)	3,000	2,987
Federal Home Loan Bank
0.88%, 08/05/19 (l)	5,000	4,914
2.13%, 02/11/20 (l)	5,000	4,968
Federal Home Loan Mortgage Corp.
1.38%, 08/15/19 (l)	5,000	4,941
1.50%, 01/17/20 (l)	1,500	1,476
2.50%, 04/23/20 (l)	7,000	6,999
1.88%, 11/17/20 (l)	1,000	982
Federal National Mortgage Association
0.88%, 08/02/19 (l)	2,200	2,163
1.00%, 08/28/19 (l)	5,000	4,917
		34,347
U.S. Treasury Securities 10.4%
U.S. Treasury Note
1.75%, 11/30/19	2,785	2,757
2.25%, 02/29/20 - 02/15/21	14,500	14,431
2.38%, 04/30/20 - 04/15/21	15,675	15,621
1.50%, 05/15/20	1,225	1,202
2.50%, 05/31/20	15,000	14,991
2.50%, 06/30/20 (e)	2,000	1,999
2.00%, 01/31/20 - 01/15/21	5,325	5,260
2.63%, 05/15/21 - 06/15/21	9,750	9,750
		66,011
Total Government And Agency Obligations (cost $111,807)		111,209
SHORT TERM INVESTMENTS 1.3%
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 1.79% (m) (n)	5,447	5,447

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (n)	2,556	2,556
Total Short Term Investments (cost $8,003)		8,003
Total Investments 100.3% (cost $641,055)		636,123
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net (0.3)%		(1,664)
Total Net Assets 100.0%		634,458

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Investors Series Trust's Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $197,069 and 31.1%, respectively.

(c) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Investors Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2018, the total payable for investments purchased on a delayed delivery basis was $3,589.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Investors Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2018.

(i) Convertible security.

(j) Perpetual security. Next contractual call date presented, if applicable.

(k) All or portion of the security was on loan.

(l) The security is a direct debt of the agency and not collateralized by mortgages.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

Composition as of June 30, 2018:
Non-U.S. Government Agency ABS	31.2%
Financials	29.3
Government Securities	16.2
Health Care	3.7
Real Estate	3.2
Consumer Staples	3.0
Energy	2.8
Industrials	2.3
Consumer Discretionary	1.6
Telecommunication Services	1.4
U.S. Government Agency MBS	1.3
Materials	1.3
Utilities	0.9
Information Technology	0.5
Other Short Term Investments	0.9
Securities Lending Collateral	0.4
Total Investments	100.0%

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Ascentium Equipment Receivables Trust, Series 2017-B-2A, 2.66%, 04/11/22	05/02/18	780	784	0.1
Bayer US Finance II LLC, 3.88%, 12/15/23	06/19/18	1,869	1,870	0.3
BMW Floorplan Master Owner Trust, Series 2018-A1-1, 3.15%, 05/17/21	06/07/18	1,724	1,726	0.3
Credit Suisse Group AG, 3.57%, 01/09/23	05/31/18	1,482	1,468	0.2
Credit Suisse Group AG, 4.21%, 06/12/24	06/07/18	1,258	1,257	0.2
Dell Equipment Finance Trust, Series 2018-A2A-1, 2.97%, 10/22/20	06/13/18	1,372	1,372	0.2
Dell Equipment Finance Trust, Series 2018-A3-1, 3.18%, 06/22/23	06/13/18	713	713	0.1
Glencore Funding LLC, 3.71%, 01/15/19	06/08/18	552	552	0.1
GMF Floorplan Owner Revolving Trust, Series 2017-A1-1, 2.22%, 01/15/20	05/02/18	2,827	2,829	0.4
GreatAmerica Leasing Receivables Funding LLC, Series 2018-A2-1, 2.35%, 05/15/20	06/25/18	100	100	—
GreatAmerica Leasing Receivables Funding LLC, Series 2015-B-1, 2.39%, 06/21/21	06/07/18	449	449	0.1
JPMorgan Mortgage Trust, Series 2018-1A4-6, 3.50%, 12/25/48	06/28/18	723	723	0.1
Maple Escrow Subsidiary Inc., 4.06%, 05/25/23	05/15/18	6,300	6,321	1.0
MVW Owner Trust, Series 2018-A-1A, 3.45%, 01/21/36	06/20/18	2,999	2,999	0.5
National Australia Bank Ltd., 2.84%, 05/22/20	05/17/17	3,000	3,009	0.5
WEA Finance LLC, 3.15%, 04/05/22	05/24/18	2,297	2,301	0.4
Westlake Automobile Receivables Trust, Series 2018-A2A-2A, 2.84%, 09/15/21	05/10/18	2,263	2,262	0.3

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Restricted Securities (continued)
30,708	30,735	4.8

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. Treasury Note, 2-Year	594	September 2018	126,003	(17)	(176)
U.S. Treasury Note, 5-Year	(581)	September 2018	(66,129)	16	117
				(1)	(59)

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

	Shares/Par[1]	Value ($)
JNL Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 30.5%
U.S. Government Agency Obligations 16.9%
Federal Farm Credit Bank
2.06%, (US Treasury 3M Bill Money Market Yield + 0.15%), 04/12/19 (a) (b)	10,650	10,657
1.88%, (1D US Federal Funds Rate - 0.03%), 04/25/19 (a) (b)	10,000	9,999
2.01%, (US Treasury 3M Bill Money Market Yield + 0.10%), 06/27/19 - 07/03/19 (a) (b)	60,420	60,420
2.00%, (US Treasury 3M Bill Money Market Yield + 0.09%), 07/26/19 (a) (b)	46,895	46,895
1.91%, (1D US Federal Funds Rate + 0.00%), 08/08/19 (a) (b)	26,350	26,350
2.00%, (US Treasury 3M Bill Money Market Yield + 0.10%), 09/20/19 (a) (b)	25,000	25,000
1.98%, (US Treasury 3M Bill Money Market Yield + 0.08%), 11/01/19 (a) (b)	30,000	29,998
Federal Home Loan Bank
1.87%, (1M US LIBOR - 0.14%), 07/05/18 (a) (b)	30,000	30,000
1.88%, (1M US LIBOR - 0.17%), 07/09/18 (a) (b)	18,000	18,000
1.96%, (1M US LIBOR - 0.13%), 10/24/18 (a) (b)	72,500	72,500
2.15%, (3M US LIBOR - 0.21%), 10/26/18 (a) (b)	5,900	5,904
1.97%, (1M US LIBOR - 0.13%), 10/30/18 (a) (b)	64,000	64,000
1.84%, (1M US LIBOR - 0.15%), 11/01/18 (a) (b)	26,000	26,000
1.96%, (3M US LIBOR - 0.39%), 11/20/18 (a) (b)	31,100	31,100
2.01%, (3M US LIBOR - 0.31%), 03/08/19 (a) (b)	36,000	36,000
2.01%, (3M US LIBOR - 0.33%), 03/15/19 (a) (b)	50,000	50,000
		542,823
U.S. Treasury Securities 13.6%
U.S. Treasury Note
2.08%, (US Treasury 3M Bill Money Market Yield + 0.17%), 07/31/18 - 10/31/18 (a)	225,000	225,005
1.98%, (US Treasury 3M Bill Money Market Yield + 0.07%), 04/30/19 (a)	25,000	25,003
1.97%, (US Treasury 3M Bill Money Market Yield + 0.06%), 07/31/19 (a)	51,000	51,001
	Shares/Par[1]	Value ($)
1.96%, (US Treasury 3M Bill Money Market Yield + 0.05%), 10/31/19 (a)	136,000	136,000
		437,009
Total Government And Agency Obligations (cost $979,832)		979,832
SHORT TERM INVESTMENTS 55.7%
Repurchase Agreements 31.6%
Repurchase Agreements (c)		1,015,800
Treasury Securities 5.3%
U.S. Treasury Bill
1.94%, 09/20/18 (d)	33,000	32,856
2.10%, 12/20/18 (d)	137,000	135,645
		168,501
U.S. Government Agency Obligations 18.8%
Federal Home Loan Bank
1.78%, 07/05/18 (b) (d)	31,473	31,467
1.80%, 07/06/18 (b) (d)	15,400	15,396
1.85%, 07/11/18 (b) (d)	49,116	49,091
1.87%, 07/26/18 (b) (d)	16,500	16,478
1.88%, 07/18/18 - 08/08/18 (b) (d)	160,181	159,972
1.91%, 08/15/18 (b) (d)	62,300	62,151
1.92%, 08/22/18 (b) (d)	48,886	48,750
1.91%, 08/29/18 (b) (d)	64,425	64,223
1.94%, 09/05/18 (b) (d)	49,084	48,910
1.93%, 09/19/18 (b) (d)	7,491	7,459
1.93%, 09/21/18 (b) (d)	51,000	50,776
1.93%, 09/26/18 (b) (d)	48,100	47,876
		602,549
Total Short Term Investments (cost $1,786,850)		1,786,850
Total Investments 86.2% (cost $2,766,682)		2,766,682
Other Assets and Liabilities, Net 13.8%		444,012
Total Net Assets 100.0%		3,210,694

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) For repurchase agreements held at June 30, 2018, see Repurchase Agreements in the Schedules of Investments.

(d) The coupon rate represents the yield to maturity.

Composition as of June 30, 2018:
Government Securities	35.4%
Other Short Term Investments	64.6
Total Investments	100.0%

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Settlement Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	U.S. Treasury Note, 0.00-3.13%, due 08/02/2018-02/15/2043	47,190	45,900	2.05	06/29/18	07/02/18	45,008	45,000	45,000
BMO	U.S. Treasury Note, 0.00-4.38%, due 06/30/2018-05/15/2046	92,602	90,270	2.05	06/29/18	07/02/18	88,515	88,500	88,500
BNP	U.S. Treasury Note, 1.50-2.75%, due 06/15/2020-04/30/2023	1,620	1,589
	Government National Mortgage Association, 2.75-4.00%, due 07/15/2043-02/20/2048	4,600	4,720
	Federal National Mortgage Association, 1.13-4.31%, due 07/20/2018-08/01/2046	4,632	4,847
	Federal Home Loan Mortgage Corp., 4.00%, due 10/01/2047	761	778
		11,612	11,934	2.12	06/29/18	07/02/18	11,702	11,700	11,700
BOA	Federal National Mortgage Association, 3.01-4.00%, due 02/01/2048-05/01/2048	68,596	69,972	2.09	06/29/18	07/02/18	68,612	68,600	68,600
DUB	U.S. Treasury Note, 1.88%, due 02/28/2022	1,585	1,551
	Federal Home Loan Bank, 1.38%, due 09/28/2020	24,520	23,949
		26,105	25,500	2.11	06/29/18	07/02/18	25,004	25,000	25,000
GSC	Government National Mortgage Association, 3.50-5.50%, due 10/15/2033-03/20/2048	23,240	23,395
	Federal National Mortgage Association, 3.40-4.50%, due 01/01/2038-01/01/2048	14,384	15,166
	Federal Home Loan Mortgage Corp., 4.00-5.00%, due 09/01/2043-04/01/2048	46,692	48,139

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2018

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Settlement Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
		84,316	86,700	1.96	06/25/18	07/06/18	85,031	85,000	85,000
GSC	Federal National Mortgage Association, 2.50-6.00%, due 05/01/2024-10/01/2044	20,995	21,366
	Federal Home Loan Mortgage Corp., 2.50-4.00%, due 08/01/2024-02/01/2048	39,600	39,834
		60,595	61,200	2.07	06/29/18	07/02/18	60,010	60,000	60,000
GSC	Federal National Mortgage Association, 2.50-4.50%, due 08/01/2031-07/01/2047	33,589	33,189
	Federal Home Loan Mortgage Corp., 2.50-5.00%, due 03/01/2024-01/01/2048	40,993	43,311
		74,582	76,500	1.89	06/27/18	07/11/18	75,055	75,000	75,000
GSC	Federal National Mortgage Association, 2.50-3.00%, due 05/01/2028-05/01/2033	6,415	6,295
	Federal Home Loan Mortgage Corp., 2.50-6.50%, due 02/01/2026-12/01/2046	79,251	80,405
		85,666	86,700	1.90	06/29/18	07/02/18	85,032	85,000	85,000
HSB	Federal National Mortgage Association, 3.50-4.50%, due 02/01/2048-06/01/2048	145,865	152,404	2.11	07/02/18	07/02/18	150,326	150,300	150,300
HSB	U.S. Treasury Note, 1.13-1.63%, due 07/31/2021-02/15/2026	101,204	96,190	2.10	07/02/18	07/02/18	94,317	94,300	94,300
JPM	U.S. Treasury Note, 1.63%, due 10/15/2020	65,830	64,671	2.10	07/02/18	07/02/18	63,411	63,400	63,400
NSI	U.S. Treasury Note, 0.00-2.88%, due 12/15/2018-05/31/2025	50,881	51,000	2.10	06/29/18	07/02/18	50,009	50,000	50,000
RBS	U.S. Treasury Note, 1.75%, due 10/31/2020	55,030	54,166	2.10	07/02/18	07/02/18	53,109	53,100	53,100
SCB	Federal National Mortgage Association, 3.50-4.00%, due 12/01/2047-03/01/2048	61,074	62,118	2.10	06/29/18	07/02/18	60,911	60,900	60,900
									$1,015,800

Short Term Investments in Affiliates

JNL/PPM America Low Duration Bond Fund invests in a money market fund which is managed by Jackson National Asset Management, LLC. The JNL Government Money Market Fund is offered as a cash management tool to the Funds advised by Jackson National Asset Management, LLC and their affiliates, and is not available for direct purchase by members of the public. Jackson National Asset Management, LLC serves as the Adviser and Administrator for the JNL Government Money Market Fund. This investment is included in investments – affiliated in the Statement of Assets and Liabilities and the associated income is included in affiliated income in the Statement of Operations. There was no realized or unrealized gain or loss relating to transactions in the investment during the period ended June 30, 2018. The following table details the investment held during the period ended June 30, 2018.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/PPM America Low Duration Bond Fund	6,625	195,418	196,596	54	5,447	0.9

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

Abbreviations:

LIBOR - London Interbank Offered Rate
REMIC - Real Estate Investment Conduit
US - United States

Counterparty Abbreviations:

BCL - Barclays Capital
BMO - BMO Capital Markets Corp.
BNP - BNP Paribas Securities
BOA - Bank of America NA
DUB - Deutsche Bank Alex Brown Inc.
GSC - Goldman Sachs & Co.
HSB - HSBC Securities Inc.
JPM - J.P. Morgan Securities Inc.
NSI - Nomura Securities International Inc.
RBS - Royal Bank of Scotland
SCB - Standard Chartered Bank

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2018

	JNL/PPM America Low Duration Bond Fund	JNL Government Money Market Fund
Assets
Investments - unaffiliated, at value	$630,676		$1,750,882
Investments - affiliated, at value	5,447		—
Repurchase agreements, at value	—		1,015,800
Variation margin on futures contracts	16		—
Cash	191		446,091
Receivable from:
Investment securities sold	—		43
Fund shares sold	78		—
Dividends and interest	3,471		3,193
Deposits with brokers and counterparties	178		—
Other assets	1		9
Total assets	640,058		3,216,018
Liabilities
Variation margin on futures contracts	17		—
Payable for:
Investment securities purchased	2,652		48
Return of securities loaned	2,556		—
Fund shares redeemed	118		—
Advisory fees	177		496
Administrative fees	52		—
Dividends	—		4,596
Board of trustee fees	26		175
Chief compliance officer fees	1		3
Other expenses	1		6
Total liabilities	5,600		5,324
Net assets	$634,458		$3,210,694
Net assets consist of:
Paid-in capital	$636,702		$3,210,741
Undistributed (excess of distributions
over) net investment income (loss)	6,110		(97)
Accumulated net realized gain (loss)	(3,363)		50
Net unrealized appreciation (depreciation) on
investments and foreign currency	(4,991)		—
Net assets	$634,458		$3,210,694
Net assets - Class A/Institutional Class	$1		$3,210,694
Shares outstanding - Class A/Institutional Class	—		3,210,742
Net asset value per share - Class A/Institutional Class	$10.13		$1.00
Net assets - Class I	$634,457	$	N/A
Shares outstanding - Class I	62,614		N/A
Net asset value per share - Class I	$10.13	$	N/A
Investments - unaffiliated, at cost	$635,608		$1,750,882
Investments - affiliated, at cost	5,447		—
Repurchase agreements, at cost	—		1,015,800
Securities on loan included in
investments - unaffiliated, at value	2,503		—

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2018

	JNL/PPM America Low Duration Bond Fund	JNL Government Money Market Fund
Investment income
Dividends (a)	$54	$—
Interest	7,422	26,111
Securities lending (a)	8	—
Total investment income	7,484	26,111

Expenses
Advisory fees	1,037	2,948
Administrative fees	304	—
Legal fees	1	7
Board of trustee fees	13	69
Chief compliance officer fees	—	2
Other expenses	4	13
Total expenses	1,359	3,039
Net investment income (loss)	6,125	23,072

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(1,734)	—
Futures contracts	(264)	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	(3,344)	—
Futures contracts	(94)	—
Net realized and unrealized gain (loss)	(5,436)	—
Change in net assets from operations	$689	$23,072
(a) Affiliated income	$54	$—

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2018

	JNL/PPM America Low Duration Bond Fund	JNL Government Money Market Fund
Operations
Net investment income (loss)	$6,125	$23,072
Net realized gain (loss)	(1,998)	—
Net change in unrealized appreciation
(depreciation)	(3,438)	—
Change in net assets from operations	689	23,072
Distributions to shareholders
From net investment income
Class A/Institutional Class	—	(23,070)
Total distributions to shareholders	—	(23,070)
Share transactions[1]
Proceeds from the sale of shares
Class A/Institutional Class	—	16,200,394
Class I	58,916	N/A
Cost of shares redeemed
Class A/Institutional Class	—	(16,611,646)
Class I	(16,732)	N/A
Change in net assets from
share transactions	42,184	(411,252)
Change in net assets	42,873	(411,250)
Net assets beginning of period	591,585	3,621,944
Net assets end of period	$634,458	$3,210,694
Undistributed (excess of distributions
over) net investment income (loss)	$6,110	$(97)

[1]Share transactions
Shares sold
Class A/Institutional Class	—	16,200,394
Class I	5,838	N/A
Shares redeemed
Class A/Institutional Class	—	(16,611,646)
Class I	(1,656)	N/A
Change in shares
Class A/Institutional Class	—	(411,252)
Class I	4,182	N/A
Purchases and sales of long term
investments
Purchase of securities	$352,199	$2,101
Purchase of U.S. government securities	131,212	440,512
Total purchases	$483,411	$442,613
Proceeds from sales of securities	$342,390	$—
Proceeds from sales of U.S. government
securities	89,973	216,605
Total proceeds from sales	$432,363	$216,605

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2017

	JNL/PPM America Low Duration Bond Fund(a)	JNL Government Money Market Fund
Operations
Net investment income (loss)	$10,586	$25,337
Net realized gain (loss)	557	52
Net change in unrealized appreciation
(depreciation)	240	—
Change in net assets from operations	11,383	25,389
Distributions to shareholders
From net investment income
Class A/Institutional Class	(94)	(25,357)
Total distributions to shareholders	(94)	(25,357)
Share transactions[1]
Proceeds from the sale of shares
Class A/Institutional Class	24,623	36,324,285
Class I(b)	631,249	N/A
Reinvestment of distributions
Class A/Institutional Class	94	—
Cost of shares redeemed
Class A/Institutional Class(b)	(928,282)	(36,187,047)
Class I	(39,729)	N/A
Change in net assets from
share transactions	(312,045)	137,238
Change in net assets	(300,756)	137,270
Net assets beginning of year	892,341	3,484,674
Net assets end of year	$591,585	$3,621,944
Undistributed (excess of distributions
over) net investment income (loss)	$(15)	$(99)

[1]Share transactions
Shares sold
Class A/Institutional Class	2,445	36,324,285
Class I(b)	62,353	N/A
Reinvestment of distributions
Class A/Institutional Class	9	—
Shares redeemed
Class A/Institutional Class(b)	(91,721)	(36,187,047)
Class I	(3,921)	N/A
Change in shares
Class A/Institutional Class	(89,267)	137,238
Class I	58,432	N/A

(a)	Effective September 25, 2017, Class I shares were offered by the Fund.
(b)

Includes the JNL Series Trust and Jackson Variable Series Trust Funds of Funds’ investment in JNL/PPM America Low Duration Bond Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. See Share Transactions under Note 7 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from						Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)	Total return(%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)		Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)(c)

JNL/PPM America Low Duration Bond Fund(f)
Class A
06/30/18		10.12	0.10	(0.09)	0.01	—		—		10.13	0.10	1	69		0.73		0.73	1.96
12/31/17		10.00	0.11	0.01	0.12	(0.00)	(h)	—		10.12	1.21	1	134		0.73		0.73	1.13
12/31/16		9.96	0.11	0.05	0.16	(0.12)		—		10.00	1.62	892,341	110	(g)	0.74		0.74	1.09
12/31/15		10.01	0.10	(0.05)	0.05	(0.10)	(i)	—		9.96	0.51	717,566	113	(g)	0.74	(j)	0.74 (j)	0.98
12/31/14		10.02	0.09	0.00	0.09	(0.07)		(0.03)		10.01	0.88	623,041	164	(g)	0.77		0.77	0.86
12/31/13	*	10.00	0.02	0.02	0.04	(0.02)		(0.00)	(h)	10.02	0.41	432,907	125	(g)	0.75		0.75	0.57

Class I
06/30/18		10.12	0.10	(0.09)	0.01	—		—		10.13	0.10	634,457	69		0.45		0.45	2.01
12/31/17	‡‡	10.12	0.04	(0.04)	0.00	—		—		10.12	0.00	591,584	134		0.45		0.45	1.64

JNL Government Money Market Fund
Institutional Class
06/30/18		1.00	0.01	0.00	0.01	(0.01)		—		1.00	0.71	3,210,694	N/A		0.19		0.19	1.43
12/31/17		1.00	0.01	0.00	0.01	(0.01)		—		1.00	0.73	3,621,944	N/A		0.19		0.19	0.73
12/31/16		1.00	—	—	—	(0.00)	(h)	—		1.00	0.25	3,484,674	N/A		0.19	(k)	0.19	0.25
12/31/15		1.00	—	—	—	(0.00)	(h)	—		1.00	0.05	3,080,670	N/A		0.20	(k)	0.19	0.05
12/31/14		1.00	—	—	—	(0.00)	(h)	—		1.00	0.01	2,320,265	N/A		0.17	(k)	0.19	0.00
12/31/13		1.00	—	—	—	(0.00)	(h)	—		1.00	0.01	2,477,693	N/A		0.18		0.19	0.01

*	Commenced operation on September 16, 2013.
‡‡	Effective September 25, 2017, Class I shares were offered by the Fund.
(a)	Annualized for periods less than one year.
(b)	Calculated using the average shares method.
(c)

Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for certain Funds or can be significantly more than Class A shares for certain Funds because the net assets for Class I shares increased significantly after the Funds of Funds investment in the Underlying Fund was sold in Class A and purchased in Class I effective September 25, 2017 and also as a result of the timing of income received in the Fund before and after September 25, 2017.

(d)	Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year.
(e)	Portfolio turnover is not annualized for periods of less than one year. Dollar roll transactions are excluded for purposes of calculating portfolio turnover.
(f)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(g)	Portfolio turnover including dollar roll transactions for JNL/PPM America Low Duration Bond Fund was 129%, 175%, 121% and 115% in 2013, 2014, 2015 and 2016, respectively.
(h)	Amount represents less than $0.005.
(i)	Distribution amount for the JNL/PPM America Low Duration Bond Fund includes a return of capital distribution, which was less than $0.005 per share for the year ended December 31, 2015.
(j)	The ratio of net and total expenses to average net assets for the JNL/PPM America Low Duration Bond Fund excluding a reimbursement of 24f-2 fees was 0.74%.
(k)	Includes payments for recovery of contractual expense waivers.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2018

NOTE 1. ORGANIZATION

JNL Investors Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated July 28, 2000, as amended and restated September 25, 2017. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust, and at June 30, 2018 consisted of two (2) separate series, JNL/PPM America Low Duration Bond Fund and JNL Government Money Market Fund (each a “Fund”, and collectively, “Funds”), which are each diversified investment companies as defined in the 1940 Act. Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America. PPM America, Inc., the sub-adviser (the "Sub-Adviser") for JNL/PPM America Low Duration Bond Fund, is an affiliate of JNAM. Wellington Management Company, LLP serves as Sub-Adviser for JNL Government Money Market Fund.

JNL/PPM America Low Duration Bond Fund offers Class A shares and Class I shares. Class A shares and Class I shares differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. From time to time, the Fund may have significant subscription and redemption activity which, when executed at the net asset value (“NAV”) rounded to two decimals, can impact the NAV per share of either class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights. Shares of JNL/PPM America Low Duration Bond Fund are available for sale to Jackson and to certain Funds in the JNL Series Trust and Jackson Variable Series Trust, open-end management investment companies advised by JNAM. JNL Government Money Market Fund presently offers an Institutional Class of shares. Institutional Class shares are not sold to retail investors but are available for investment by affiliated Funds. Affiliated investment companies or Jackson owned 100% of the outstanding capital shares of the Funds at June 30, 2018.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The NAV of a Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund's Sub-Adviser, a broker/dealer, a widely used quotation system or other approved third party sources. All securities in the JNL Government Money Market Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Futures contracts traded on an exchange are generally valued at the exchange's settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2018

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. For JNL/PPM America Low Duration Bond Fund, dividends from net investment income are generally declared and paid annually by the Fund, but may be paid more frequently to avoid excise tax. The JNL Government Money Market Fund declares dividends from net investment income daily and pays dividends monthly. Distributions of net realized capital gains, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Income received in lieu of dividends for securities loaned is included in dividends in the Statements of Operations. Interest income, including level-yield amortization of discounts and premiums on debt securities, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Realized gains and losses are determined on the specific identification basis.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncement. In March 2017, FASB issued Accounting Standard Update (“ASU”) 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities. The amendments in this ASU require that certain callable debt securities held at a premium be amortized to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management is currently evaluating the impact that the ASU will have on the Funds’ financial statements.

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2018

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of June 30, 2018 by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/PPM America Low Duration Bond Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	195,305	2,999	—	198,304
Corporate Bonds And Notes	—	318,607	—	—	318,607
Government And Agency Obligations	—	111,209	—	—	111,209
Short Term Investments	8,003	—	—	—	8,003
	8,003	625,121	2,999	—	636,123
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	117	—	—	—	117
	117	—	—	—	117
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(176)	—	—	—	(176)
	(176)	—	—	—	(176)
JNL Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	979,832	—	—	979,832
Short Term Investments	—	1,786,850	—	—	1,786,850
	—	2,766,682	—	—	2,766,682

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2 Derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. There were no significant transfers into or out of Level 1, 2 or 3 for the period. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at June 30, 2018.

NOTE 4. SECURITIES INVESTMENTS AND INVESTMENT RISKS

Securities Lending and Securities Lending Collateral. JNL/PPM America Low Duration Bond Fund participates in an agency based securities lending program. Per the securities lending agreement, the securities lending agent is authorized to loan securities on behalf of the Fund to approved borrowers and is required to maintain collateral. The Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equity – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower. The Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which the Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agent has agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

State Street Bank and Trust Company (“State Street” or "Custodian") serves as custodian and securities lending agent to the Fund. The cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open-end management company registered under the 1940 Act. The Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the State Street Navigator Securities Lending Government Money Market Portfolio.

Cash collateral received from the borrower is recorded in the Statement of Assets and Liabilities as payable for return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by the Fund as Investments - unaffiliated, at value on the Statement of Assets and Liabilities. The value of securities on loan is disclosed as Securities on loan included in investments - unaffiliated, at value on the Statement of Assets and Liabilities. The Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan. The Fund may receive non-cash collateral in the form of securities received, which the Fund may not sell or re-pledge and accordingly are not reflected in the Statement of Assets and Liabilities.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2018

U.S. Government Agencies or Government Sponsored Enterprises. The Funds may invest in U.S. government agencies or government sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities. A Fund may own certain investment securities that are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements. Certain Funds may invest in repurchase agreements. In a repurchase agreement, a Fund receives debt securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date. The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub-custodians under triparty repurchase agreements. Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund. Interest earned on repurchase agreements is recorded as interest income to the Fund. When a repurchase agreement is entered into, a Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Delayed-Delivery Securities. JNL/PPM America Low Duration Bond Fund may purchase or sell securities on a delayed-delivery basis, including To Be Announced (“TBA”) or “To Be Acquired” securities. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities transactions. When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and the Fund may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. In connection with TBA transactions, the Fund may maintain a short position related to certain securities. In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions. JNL/PPM America Low Duration Bond Fund may sell mortgage-backed or Treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price. The Fund may only enter into covered rolls. A “covered roll” is a type of dollar or Treasury roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar or Treasury roll transaction. During the period between the sale and repurchase, a Fund foregoes interest and principal paid on the mortgage-backed or Treasury securities. A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2018

Dollar or Treasury roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

In a mortgage-backed or Treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale. Any gains, losses and any income or fees earned are recorded to realized gain or loss. If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction. Any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense. For the period ended June 30, 2018, JNL/PPM America Low Duration Bond Fund did not transact in Treasury transactions characterized as secured borrowing transactions.

Market and Volatility Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Funds may invest in derivatives to hedge a Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause a Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Concentration Risk. To the extent that a Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

Prepayment Risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that a Fund may have to reinvest the proceeds in an investment that may have a lower interest rate. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Credit and Counterparty Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities. For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s Sub-Advisers and service providers could cause business failures or delays in daily processing and a Fund may not be able to issue a NAV per share. As a result, cyber-attacks could impact the performance of a Fund.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments.

Master Netting Agreements (“Master Agreements”). Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Because different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty. A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2018

the relevant Master Agreement. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties that the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”). Master Repo Agreements govern repurchase, reverse repurchase and Treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral. In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities. The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments. A Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase agreement.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded derivative transactions such as futures contracts. Futures contracts require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at a Futures Commissions Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. A Fund receives from or pays to the FCM an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. Variation margin on the Statements of Assets and Liabilities may include variation margin on closed unsettled derivative transactions. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

FASB ASC Topic 815, “Derivatives and Hedging”. This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure may be categorized as credit, equity price, interest rate and foreign currency exchange rate risk. The objectives, strategies and underlying risks for futures held by the JNL/PPM America Low Duration Bond Fund are discussed in the following paragraph.

Futures Contracts. JNL/PPM America Low Duration Bond Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and foreign currency rates and to replicate Treasury bond positions. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

At June 30, 2018, variation margin related to futures contracts is reflected as variation margin on futures contracts in the Statement of Assets and Liabilities. None of the futures contracts held by the Fund are subject to master netting agreements or a similar agreement and are not eligible for offset in the Statement of Assets and Liabilities as of June 30, 2018. During the period ended June 30, 2018, realized gain loss and change in unrealized appreciation (depreciation) on futures contracts is reflected for such investments in the Statement of Operations. Net exposure to the Fund for futures contracts is the variation margin on futures contracts in addition to any collateral pledged for the initial margin on the futures contracts. At June 30, 2018, the Fund had $178 (in thousands) cash pledged as collateral for futures contracts. The futures contracts outstanding as of June 30, 2018, as disclosed in the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on futures contracts during the period as disclosed in the Statement of Operations serve as indicators of the volume of activity for the Fund. For the period ended June 30, 2018, the average monthly notional value at purchase of futures in the Fund was $171,547 (in thousands).

NOTE 7. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory Fee. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services. The advisory fees for JNL/PPM America Low Duration Bond Fund changed to 0.35% for net assets up to $500 million, 0.30% for net assets between $500 million and $3 billion, 0.29% for net assets between $3 billion and $5 billion and 0.28% for net assets over $5 billion. JNL Government Money Market Fund is obligated to pay JNAM an annual rate of 0.20% for net assets up to $750 million, 0.18% for net assets between $750 million and $3 billion, 0.16% for net assets between $3 billion and $5 billion and 0.14% for net assets over $5 billion.

Administrative Fee. JNAM also serves as the “Administrator” to the Funds. JNL/PPM America Low Duration Bond Fund pays JNAM an Administrative Fee at an annual rate of 0.10% of average daily net assets under $3 billion and 0.09% of average daily net assets over $3 billion. The fee is accrued daily and paid monthly. JNAM provides or procures most of the necessary administrative functions and services for the operations of the JNL Government Money Market Fund at no additional cost. In accordance with the administration agreement, JNAM, at its own expense, arranges for legal, audit, fund

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2018

accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees (“Independent Trustees”) and independent legal counsel to the Independent Trustees and a portion of the costs associated with the Chief Compliance Officer.

Fee Waiver and Expense Reimbursements. Pursuant to a contractual expense limitation agreement, JNAM agreed to waive fees and reimburse expenses of the JNL Government Money Market Fund to the extent necessary to limit operating expenses of the Fund (excluding transaction costs, interest, taxes and dividend, and extraordinary expenses) to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s net investment income for the year. In addition, when the Fund receives income sufficient to pay a dividend, under the contractual expense limitation agreement JNAM may recapture previously waived fees and reimbursed expenses from the Fund for a period of three years following the month of reimbursement. During the period ended June 30, 2018, there were no fees waived or recaptured and there were no previously waived fees available for recapture.

Distribution Fees. JNL/PPM America Low Duration Bond Fund has adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, Class A shares of the Fund pays a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of paying for certain distribution, administrative, or related service expenses from the sale and distribution of the Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. The Fund’s Plan is structured as a compensation plan. Under a compensation plan, the distributor may receive 12b-1 fees in excess of the allowable distribution and related shareholder servicing expenses, but not exceeding the maximum 12b-1 fee, which may be applied to future periods when distribution and related shareholder servicing expenses are less than the maximum 12b-1 fee set by the Plan. Under the Plan, the maximum annual rate for Rule 12b-1 fees paid by the Class A shares of the Fund is 0.30% of the average daily net assets of the Class A shares of the Fund. The Fund pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in the Fund’s Statement of Operations. Class I shares of the JNL/PPM America Low Duration Bond Fund and Institutional Class shares of JNL Government Money Market Fund have no Rule 12b-1 Fees.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in payable for board of trustees fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in board of trustees fees set forth in the Statements of Operations.

Share Transactions. On September 25, 2017, JNL Series Trust and Jackson Variable Series Trust Funds of Funds’ investment in JNL/PPM America Low Duration Bond Fund was sold from Class A shares and purchased into Class I shares. Proceeds from the sale of shares, cost of shares redeemed, shares sold and shares redeemed in the Statement of Changes in Net Assets includes the simultaneous redemption of Class A shares and purchase of Class I shares as follows:

	Cost of shares redeemed($)	Shares redeemed	Proceeds from the sale of shares($)	Shares sold
JNL/PPM America Low Duration Bond Fund	(628,322)	(62,087)	628,322	62,087

NOTE 8. BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. Effective June 1, 2018, JNL Government Money Market Fund was removed from the SCA. Also effective June 1, 2018, the Participating Funds may borrow up to $675,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. Prior to June 1, 2018, the amount available under the facility was $600,000,000. JNL/PPM America Floating Rate Income Fund, a series of JNL Series Trust and a Participating Fund managed by JNAM, has priority to utilize $150,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. Effective June 1, 2018, these fees are allocated 22.2% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 77.8% to the other Participating Funds based on each fund’s net assets as a percentage of the Participating Funds’ total net assets. Prior to June 1, 2018, the fees were allocated 25% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 75% to the other Participating Funds. During the period, the Participating Funds paid an annual administration fee to JPMorgan Chase Bank, N.A. which is allocated in the same manner as the commitment fee. The fees related to the SCA are included in other expenses in each Fund’s Statement of Operations. No amounts were borrowed under the facility during the period.

Pursuant to an Exemptive Order issued by the SEC, the Funds, along with certain other funds advised by JNAM, may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at year end are included in Receivable for interfund lending or Payable for interfund lending, as appropriate, in the Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the period.

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2018

NOTE 9. INCOME TAX MATTERS

Each Fund is a separate tax payer for federal income tax purposes. Each of these Funds intends to qualify as a regulated investment company (“RIC”) and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. The Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, paydown reclassifications, non-deductible offering costs and distribution adjustments. These reclassifications have no impact on net assets.

At December 31, 2017, the Fund's last fiscal year end, the following Fund had capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryforwards are listed in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Expiring Capital Loss Carryforwards		Capital Loss Carryforwards with No Expiration
	Year(s) of Expiration	Amount ($)	Short Term ($)	Long Term ($)	Total ($)
JNL/PPM America Low Duration Bond Fund	—	—	—	456	456

At December 31, 2017, the Funds' last fiscal year end, the following Fund had capital, currency and/or PFIC mark-to-market losses (in thousands) realized after October 31, 2017 (“Post-October losses”), which were deferred for tax purposes to the first day of the following fiscal year, January 1, 2018:

Amount($)
JNL/PPM America Low Duration Bond Fund	851

As of June 30, 2018, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/PPM America Low Duration Bond Fund	641,077	328	(5,282)	(4,954)
JNL Government Money Market Fund	2,766,682	1	(1)	—

As of June 30, 2018, the components of net unrealized appreciation (depreciation) (in thousands) for derivatives were as follows:

	Tax Cost/ Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/PPM America Low Duration Bond Fund
Futures Contracts	(60)	—	—	—

The tax character of distributions paid (in thousands) during the Funds' fiscal year ended December 31, 2017 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)
JNL/PPM America Low Duration Bond Fund	94	—
JNL Government Money Market Fund	25,357	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2014, 2015, 2016 and 2017 which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2018.

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and the following events occurred:

JNL Investors Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2018

Securities Lending. Effective August 13, 2018, Funds participating in the securities lending program began investing cash collateral received in JNL Securities Lending Collateral Fund, a new series of the JNL Investors Series Trust and an affiliate of the Funds’ Adviser.

No other events were noted that required adjustments to the financial statements or disclosure in the notes to financial statements.

JNL Investors Series Trust

Additional Disclosures (Unaudited)

June 30, 2018

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees for JNL/PPM America Low Duration Bond Fund and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/18($)	Ending Account Value 06/30/18($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/18($)	Ending Account Value 06/30/18($)	Expenses Paid During Period($)†
JNL/PPM America Low Duration Bond Fund
Class A	0.73	1,000.00	1,001.00	3.62	1,000.00	1,021.17	3.66
Class I	0.45	1,000.00	1,001.00	2.23	1,000.00	1,022.56	2.26
JNL Government Money Market Fund
Institutional Class	0.19	1,000.00	1,007.10	0.95	1,000.00	1,023.85	0.95

† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings. The file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser (and Sub-Advisers) used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2018, are available (1) without charge, upon request by calling 1-800-392-2909; (2) on Jackson National Life Insurance Company's or Jackson National Life Insurance Company of New York's website at www.jackson.com; and (3) by visiting the SEC’s website at www.sec.gov.

JNL Investors Series Trust

(the “Trust”)

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate Funds and, as required by law, determines whether to approve the Trust’s advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”) and each Fund’s sub-adviser(s) (“Sub-Advisory Agreement” or “Sub-Advisory Agreements,” as applicable, and, collectively with the Advisory Agreement, the “Agreements”).

At a meeting on February 28-March 2, 2018, the Board, including all of the independent trustees, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the addition of the JNL Securities Lending Collateral Fund (“New Fund”) to the Advisory Agreement. The Board, including all of the Independent Trustees, also considered information relating to an amendment to the existing Sub-Advisory Agreement with Wellington Management Company (“Wellington” or “Sub-Adviser”), whereby Wellington will serve as the New Fund’s sub-adviser.

In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration of the Agreements.  With respect to its approval of the Sub-Advisory Agreement for the New Fund, the Board noted that Wellington already provides services to an existing Fund in the Trust and to other funds in the Fund Complex. Thus, the Board also considered relevant information provided by or about Wellington at previous Board meetings. At the conclusion of the Board’s discussions, the Board approved the Agreements.

In reviewing the Agreements and considering the information, the Board was advised by independent legal counsel.  The Board considered the factors it deemed relevant, as applicable, including: (1) the nature, quality and extent of the services to be provided; (2) the expected investment performance of the New Fund; (3) cost of services of the New Fund; (4) profitability data; (5) whether economies of scale may be realized and shared, in some measure, with investors as the New Fund grows; and (6) other benefits that may accrue to JNAM or the Sub-Adviser through their relationships with the Trust.  In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for its decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the Sub-Adviser and to consider the terms of the Agreements.  Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of the New Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and by the Sub-Adviser.

The Board considered the services to be provided by JNAM, including but not limited to the oversight of the Sub-Adviser pursuant to the Trust’s “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the New Fund.  The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the New Fund, including the Fund’s distributor and custodian.  With respect to JNAM’s oversight of the Sub-Adviser, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the New Fund’s Sub-Adviser. The Board noted that the New Fund would replace the Fund Complex’s existing cash collateral reinvestment vehicles and would be used for the securities lending cash collateral reinvestment program for the Fund Complex.

The Board also considered the investment sub-advisory services to be provided by the Sub-Adviser.  The Board noted JNAM’s evaluation of the Sub-Adviser, as well as JNAM’s recommendations, based on its review of the Sub-Adviser, in connection with its approval of the Sub-Advisory Agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the New Fund and the Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Adviser’s or Sub-Adviser’s portfolio managers, as applicable, who would be responsible for the day-to-day management of the New Fund.  The Board reviewed information pertaining to JNAM’s and the Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and the Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Adviser from the Trust’s Chief Compliance Officer. The Board also considered the various business-related risks JNAM will face in connection with launching and managing the New Fund.

Based on the foregoing, the Board concluded that (i) the New Fund is likely to benefit from the nature, extent and quality of the services to be provided by JNAM under the Advisory Agreement and (ii) the New Fund is likely to benefit from the nature, extent and quality of the services to be provided by the Sub-Adviser under the Sub-Advisory Agreement.

Investment Performance of the Fund

The Board noted that the New Fund had not commenced operations and that there was no Fund performance data to review. The Board reviewed the performance of another similar fund in the Fund Complex this is managed by the Sub-Adviser and compared the performance to that fund’s benchmark index and peer group average. It also reviewed the performance of the existing cash collateral reinvestment vehicles, which the New Fund will replace. Based on this review and the materials provided for the Board’s considerations, the Board concluded that it would be in the best interests of the New Fund and its potential shareholders to approve the Agreements.

Costs of Services

  The Board reviewed the fees to be paid to JNAM and the Sub-Adviser.  The Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by the Sub-Adviser for similar funds and the fees charged by the existing cash collateral reinvestment vehicles.  The Board also noted that JNAM does not manage any institutional securities lending accounts with which the New Fund’s fees could be compared.  Using information provided by an independent data service, the Board evaluated the New Fund’s net advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”).  While the Board also considered the New Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that the New Fund’s sub-advisory fee would be paid by JNAM (not the New Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on the New Fund’s total expense ratio.

The Board considered that the New Fund’s advisory fee and total expense ratio are lower than the respective peer group averages. It noted that the funds in the peer group do not pay sub-advisory fees. The Board concluded that the fees are in the best interests of the New Fund and its shareholders in light of the above.

The Board considered that, although the New Fund’s advisory fee and total expenses are lower than the respective peer group averages, the total expenses to be paid by the New Fund will be approximately one basis point higher than the total expenses of the current cash collateral reinvestment vehicles used in the Fund Complex. In this regard, the Board noted that the current cash collateral reinvestment vehicles are managed by the Fund Complex’s securities lending agents; it considered management’s assertion that those securities lending agents are able to charge a lower advisory fee for the current cash collateral reinvestment vehicles because they also earn revenue from their securities lending services to the Fund Complex. The Board further noted that there will be greater efficiencies as a result of JNAM’s management of the New Fund, as the New Fund will be subject to the same oversight, controls, and general operations infrastructure as the other funds in the Fund Complex, which will in turn result in benefits to shareholders. The Board noted that JNAM believes the benefits to shareholders exceed the marginal increase in total expenses.

 Economies of Scale

The Board considered whether the New Fund’s proposed fees reflect the potential for economies of scale for the benefit of New Fund shareholders.  Based on information provided by JNAM, the Board noted that the advisory fee arrangement for the New Fund contains breakpoints that decrease the fee rate as assets increase.  The Board also noted that the sub-advisory fee is two basis points on all assets and is paid by JNAM (not the New Fund). The Board considered JNAM’s assertion that the proposed sub-advisory fee is competitive.

The Board concluded that the fees in some measure share economies of scale with shareholders.

Other Benefits to JNAM and the Sub-Adviser

In evaluating the benefits that may accrue to JNAM through its relationship with the New Fund, the Board noted that JNAM and certain of its affiliates would serve the Fund in various capacities, including as adviser, administrator, and transfer agent, and receive compensation from the New Fund in connection with providing services to the Fund.  The Board noted that each service to be provided to the New Fund by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.  It considered that JNAM may receive an advisory fee on the cash collateral investments made by other funds in the Fund Complex into the New Fund through securities lending. Lastly, certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

JNL Investor Series Trust	PRSRT STD
U.S. POSTAGE
One Corporate Way	PAID
Lansing, MI 48951	JACKSON NATIONAL
ASSET MANAGEMENT
L.L.C.

CMV8375 06/18

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Included as a part of the report to shareholders filed under Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Exhibits.

(a)	(1) Not applicable to the semi-annual filing.

(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 31, 2018

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	August 31, 2018

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.